Supplemental Cash Flow Information - Changes in Non-cash Working Capital Items Related to Operating Activities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Accounts receivable, including other current assets	$ 140,290	$ (171,342)	$ (16,020)
Pool receivables from affiliates	0	56,549	(40,999)
Due from affiliates	(4,539)	38,966	9,440
Increase (Decrease) in Inventories	13,634	(28,628)	(15,564)
Increase (Decrease) in Prepaid Expense	532	119	57
Accounts payable and accrued liabilities	(50,040)	83,244	9,778
Due to affiliates	984	(16,431)	(1,147)
Increase (Decrease) in Deferred Revenue	(3,277)	7,485	(557)
Other	(7,664)	(394)	60
Change in operating assets and liabilities	$ (89,920)	$ (30,432)	$ (54,952)